Segment Information - Schedule of Disaggregated Information of Revenues (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Console game, hardware, and accessories [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues from external customers		$ 122,018,643	$ 90,976,328	$ 67,414,188
Revenues, a related party		1,244,899	42,477	660,985
Intersegment revenue			9,868	50,664
Total segment revenue		123,263,542	91,028,673	68,125,837
Cost of revenue		115,884,467	80,804,637	58,830,444
Advertising and marketing expenses		1,091,784	594,729	769,648
Amortization and depreciation		2,303,694	2,161,956	1,329,285
Provision for (recovery from) credit loss		70,076	165,315	16,517
Professional fee		713,369	791,998	212,268
R&D Expense		209,746	250,922
Rent		680,867	612,945	484,710
Salary expenses		4,270,308	3,458,457	2,911,500
Interest expenses		644,003	507,803	191,154
Other segments items	[1]	1,422,352	(408,726)	287,042
Segment profit (loss)		(4,027,124)	2,088,637	3,093,269
Game Publishing [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues from external customers		16,029,524	3,431,678	6,103,281
Revenues, a related party
Intersegment revenue		7,727,708	1,015,194	1,705,245
Total segment revenue		23,757,232	4,446,872	7,808,526
Cost of revenue		11,110,156	2,736,076	5,040,097
Advertising and marketing expenses		629,239	768,414	1,103,119
Amortization and depreciation
Provision for (recovery from) credit loss		(205,580)	234,075
Professional fee		11,366	35,372	15,039
R&D Expense
Rent				28,519
Salary expenses		1,344,110	765,423
Interest expenses		14,822
Other segments items	[1]	177,328	128,312	152,796
Segment profit (loss)		10,675,791	(220,800)	1,468,956
Advertising Service [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues from external customers		1,973,858	2,716,090	3,262,790
Revenues, a related party		264,506		2,911
Intersegment revenue				52,795
Total segment revenue		2,238,364	2,716,090	3,318,496
Cost of revenue		956,391	1,389,562	1,536,771
Advertising and marketing expenses		412,225	139,762	238,411
Amortization and depreciation		33,397	202,348	178,386
Provision for (recovery from) credit loss		(60,199)	84,858	17,536
Professional fee		70,834	35,190	38,285
R&D Expense
Rent		232,918	199,150	141,981
Salary expenses		913,349	1,183,987	1,051,711
Interest expenses		6,359
Other segments items	[1]	(113,400)	121,649	17,573
Segment profit (loss)		(213,510)	(640,416)	97,842
Corporate Segment [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues from external customers		140,022,025	97,124,096	76,780,259
Revenues, a related party		1,509,405	42,477	663,896
Intersegment revenue		7,727,708	1,025,062	1,808,704
Total segment revenue		149,259,138	98,191,635	79,252,859
Other revenue	[2]	541,156	368,128
Elimination of intersegment revenues		(7,727,708)	(1,025,062)	(1,808,704)
Total consolidated revenues		142,072,586	97,534,701	77,444,155
Professional fee		2,383,796	1,095,390	694,381
Salary expenses		112,603	1,329,679
Other income (expense), net		26,566	21,830	(41,693)
Debt issuance costs		1,590,750
Change in fair value of convertible notes and derivative liabilities		(4,875,420)
Change in fair value of contingent consideration for acquisition		545,428	272,029	932,152
Income (loss) before income taxes		6,178,093	(1,907,665)	2,760,812
Segment profit (loss)		6,435,157	1,227,421	4,660,067
Provision for credit loss				300,000
Less: Other loss	[2]		192,545
Add: Other profit	[2]	26,835
Less: Elimination of intersegment profit		431,341	175,361
Other operating expenses		$ 68,835	$ 48,252	$ 14,415

[1]

Other segment items for each reportable segment include:

Console Game, hardware, and accessories - office, entertainment, travel, non-operating income from advertising compensation from vendors, foreign currencies gain or loss and other miscellaneous expenses

Game publishing - office, entertainment, travel, foreign currencies gain or loss, and other miscellaneous expenses

Advertising service - office, entertainment, travel, foreign currencies gain or loss, and other miscellaneous expenses

[2]	Revenue and profit or loss from segments below the quantitative thresholds are attributable to an operating segment of the Company that includes the distribution of jewelry products. This operating segment has not met any of the quantitative thresholds for determining reportable segments.